Investor A Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investor A, Institutional | BlackRock LifePath ESG Index Retirement Fund | Investor A
Prospectus [Line Items]
Annual Return [Percent]	12.01%	6.58%	11.51%	(15.60%)	7.33%